Net income(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Net income(loss) per share
Schedule of basic and diluted net income (loss) per share

Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income (loss)	426,534	(205,963)	(610,374)
Net (income) loss attributable to non-controlling interests	(796)	(1,505)	843
Net loss (income) attributable to redeemable non-controlling interests	254	(12,362)	(43,759)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	425,992	(219,830)	(653,290)

Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic	2.27	(1.02)	(3.56)
Diluted	2.23	(1.02)	(3.56)

Net income (loss) per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	6.82	(3.05)	(10.69)
Diluted	6.69	(3.05)	(10.69)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	187,322,781	216,370,290	183,274,855
Diluted	190,988,171	216,370,290	183,274,855